Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	166,018
Proposed Maximum Offering Price per Unit	11.43
Maximum Aggregate Offering Price	$ 1,897,585.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 262.06
Offering Note	The amount registered represents 166,018 shares of common stock, $0.01 par value per share, of the Registrant ("Common Stock"), that may be issued pursuant to the Sign-On Nonqualified Stock Option Agreement, dated July 13, 2026, by and between the Registrant and Charlie Cole. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock with respect to the shares registered herewith issuable as a result of stock splits, stock dividends or similar transactions. The proposed maximum offering price per share and maximum aggregate offering price per share for the Common Stock covered by this registration statement have been estimated solely for the purposes of solely for the purpose of determining the amount of registration fee due for this filing in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. With respect to shares issuable upon exercise of stock options, the proposed maximum offering price per share is based on the exercise price of such options.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	109,361
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 1,312,332.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 181.23
Offering Note	The amount registered represents 109,361 shares of Common Stock that may be issued pursuant to the Sign-On Restricted Stock Unit Agreement dated July 13, 2026, by and between the Registrant and Charlie Cole. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock with respect to the shares registered herewith issuable as a result of stock splits, stock dividends or similar transactions. The proposed maximum offering price per share and maximum aggregate offering price per share for the Common Stock covered by this registration statement have been estimated solely for the purposes of solely for the purpose of determining the amount of registration fee due for this filing in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. With respect to shares issuable upon settlement of restricted stock units, the proposed maximum offering price per share is based on the average of the high and low prices of Common Stock, as reported on The NASDAQ Stock Market on July 8, 2026.